Expense Example {- Fidelity® Massachusetts Municipal Money Market Fund} - 01.31 Fidelity Massachusetts Municipal Funds Retail Combo PRO-10 - Fidelity® Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund-Default
Apr. 01, 2021 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616